Loans Payable (Convertible Promissory Note) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 27, 2016	Jun. 30, 2015
Debt Instrument [Line Items]
Long-term debt	$ 28,712,000		$ 24,091,000
RI Convertible Note
Debt Instrument [Line Items]
Debt instrument, face amount		$ 300,000
Interest rate		12.00%
Long-term debt		$ 300,000
Interest expense	$ 2,000